UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

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        SEMIANNUAL REPORT
        USAA INTERNATIONAL FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        NOVEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                           [PHOTO OF DANIEL LING]

   MARCUS L. SMITH                                      DANIEL LING
   MFS                                                  MFS
   Investment Management                                Investment Management

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o HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM DURING THE
  REPORTING PERIOD?

  For the reporting period ended November 30, 2013, the Fund Shares had a total return of 11.07%. This compares to a return of 10.19% for the Lipper International Large-Cap Growth Funds Index and 12.07% for the MSCI Europe, Australasia and Far East (EAFE) Index (the Index).

o PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

  As the period opened, global growth remained fairly muted, but markets were heartened by continued global central bank easing, including aggressive steps by the Bank of Japan to stimulate its economy. As the period progressed, positive economic data generally supported an upward trend in stock prices, although the road was not without its bumpy patches. After a fast start, stocks gave back much of their gains on uncertainty over U.S. Federal Reserve (the Fed) plans to taper its bond purchases. Internal strife in Syria with the potential to bring global powers to loggerheads also dampened sentiment. In September, markets were buoyed by the prospect of a diplomatic resolution to Syria's conflict. Sentiment was further boosted as the Fed indicated that the timeline for the inevitable reduction in its

  Refer to page 7 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA INTERNATIONAL FUND

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  support for ultra-low interest rates would be pushed back. The international economic backdrop was relatively benign for most of the period, as Europe continued to show signs of emerging from recession and China remained on track to post growth sufficient to support conditions globally.

o WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE
  INDEX?

  Stock selection within the special products and services sector was a positive factor for relative performance. Highlights there included overweight positions in staffing services provider Randstad Holding, N.V. and tourism service company Amadeus IT Holding S.A. "A". Stock selection in the health care sector also benefited relative return. In particular, an overweight position in health care products maker Bayer AG and not holding pharmaceutical company Sanofi S.A. helped results.

  Elsewhere, top individual contributors to relative performance included the Fund's overweight positions in financial services firm ING Groep N.V. ; advertising and marketing firm WPP plc; optical glasses and eyeglasses maker HOYA Corp.; and manufacturer of automobile parts Denso Corp. A lack of exposure to global energy and petrochemicals company Royal Dutch Shell plc and consumer goods company Unilever N.V. also helped relative results.

  Finally, while all of MFS' investment decisions are driven by individual company fundamentals, the Fund's currency exposures were a contributor to performance versus the benchmark.

  Stock selection in the financial services sector was a leading detractor from performance relative to the Index. In particular, holding banking and treasury management firm ICICI Bank Ltd. ADR and banking group Itau Unibanco Holding. ADR held back relative returns. An underweight position in the utilities and communications sector was another detractor from relative results. Here, a lack of exposure to

  You will find a complete list of securities that the Fund owns on pages 14-19.

  Sanofi S.A. was sold out of the Fund prior to November 30, 2013.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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  voice and data communications services company Vodafone Group and technology investment firm SoftBank Corp. weighed on relative results. An overweight position in and to a lesser extent stock selection within the consumer staples sector also weakened relative performance.

  Elsewhere, top individual detractors to relative performance included the Fund's overweight positions in specialty chemicals manufacturer Shin-Etsu Chemical Co. Ltd. and global sourcing and supply chain management company Li & Fung Ltd., as well as exposure to the largest contract semiconductor manufacturer in the world Taiwan Semiconductor Manufacturing Co. Ltd. ADR.

  Finally, the Fund's modest cash position, maintained to provide liquidity for new purchases, detracted from performance versus the benchmark in a period when equity markets rose.

o WHAT IS THE OUTLOOK AND HOW IS THE FUND POSITIONED?

  The Fund continues to be overweight in specialty chemical companies as MFS views these companies as displaying more stable returns throughout the economic cycle. MFS also maintained overweight positions in a number of consumer staples companies, which they believe have strong brands and diverse geographical footprints that should enable them to grow at above-average rates. Finally, the strategy relies on being overweight in business service companies as MFS believes these businesses should benefit from improving economic activity over the long term.

  Conversely, the strategy continues to be underweight in companies that are sensitive to energy and commodity prices. This includes most integrated energy companies, who are facing declining reserves and increasing costs, and metals and mining companies. MFS continues to remain underweight in electric power and telecommunication companies because of limited opportunities for them to provide above-market levels of growth, particularly in developed markets.

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4  | USAA INTERNATIONAL FUND
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  While the financial sector is one of the Fund's largest sectors in absolute terms, a continued underweight in this sector is driven by the view that most developed market commercial banks and insurance companies cannot grow faster than global gross domestic product. In addition, there are near-term concerns around increased regulatory risks for these companies given the political issues facing many developed market countries' financial systems.

  During the period, MFS continued to add to high-quality franchises with strong balance sheets, good free cash flow and the opportunity to capture market share going forward. In particular, within the financial sector, MFS has been increasing the overall emphasis on quality, adding to several positions while trimming or eliminating holdings that have performed well recently.

  MFS believes market volatility is likely to remain high in the short term as investors recognize that current monetary policy in many regions is not sustainable. Confirmation that sales and earnings growth can continue in the face of modest economic growth globally remains to be proven. Concerns about the slowing of economic growth in China, and the subsequent reduction in demand for commodities, has kept inflation low, which is a benefit to consumers in the developed world. MFS believes this provides a solid platform for companies to expand over the intermediate-term in sectors such consumer staples, technology, and business-to-business services. Longer term, strengthened overall economic growth will require a transition to a more balanced economy in China, structural reform in Japan, and improved consumer confidence in Europe.

  Thank you for your investment in the Fund.

  Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (FUND SHARES) (Ticker Symbol: USIFX)


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                                       11/30/13                     5/31/13
--------------------------------------------------------------------------------

Net Assets                         $1,707.1 Million            $1,509.0 Million
Net Asset Value Per Share               $30.30                      $27.29


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*            1 Year            5 Years            10 Years

        11.07%                  21.57%             15.17%              9.14%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                           5 Years                          10 Years

   18.02%                            13.59%                            8.52%


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                          EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                      1.21%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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6  | USAA INTERNATIONAL FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL      LIPPER INTERNATIONAL
                  FUND SHARES              FUNDS INDEX          MSCI EAFE INDEX
11/30/03          $10,000.00               $10,000.00              $10,000.00
12/31/03           10,752.62                10,680.53               10,781.25
01/31/04           10,920.97                10,910.05               10,933.70
02/29/04           11,219.65                11,159.49               11,186.10
03/31/04           11,143.62                11,213.88               11,249.04
04/30/04           11,007.86                10,879.65               10,994.57
05/31/04           11,100.18                10,873.48               11,031.54
06/30/04           11,268.53                11,092.53               11,273.25
07/31/04           10,904.67                10,729.26               10,907.39
08/31/04           10,931.83                10,786.33               10,955.56
09/30/04           11,235.94                11,073.60               11,241.89
10/31/04           11,578.07                11,424.71               11,625.24
11/30/04           12,213.45                12,157.60               12,419.39
12/31/04           12,737.41                12,666.58               12,964.14
01/31/05           12,498.40                12,461.81               12,726.29
02/28/05           13,046.37                13,004.76               13,276.18
03/31/05           12,702.43                12,660.21               12,942.65
04/30/05           12,422.62                12,339.92               12,638.37
05/31/05           12,422.62                12,417.83               12,644.47
06/30/05           12,434.28                12,584.44               12,812.26
07/31/05           13,017.23                13,055.52               13,205.03
08/31/05           13,407.80                13,431.43               13,538.67
09/30/05           13,798.38                13,987.82               14,141.71
10/31/05           13,477.75                13,585.12               13,728.69
11/30/05           13,722.59                13,954.27               14,064.44
12/31/05           14,352.67                14,651.75               14,718.91
01/31/06           15,342.72                15,618.04               15,622.63
02/28/06           15,311.97                15,546.26               15,588.07
03/31/06           15,760.88                16,097.95               16,101.83
04/30/06           16,474.21                16,863.10               16,870.84
05/31/06           15,890.01                16,092.46               16,215.68
06/30/06           15,994.55                16,014.57               16,214.61
07/31/06           16,338.92                16,157.06               16,375.11
08/31/06           16,904.66                16,600.07               16,825.34
09/30/06           16,935.41                16,684.79               16,851.36
10/31/06           17,279.78                17,290.29               17,506.77
11/30/06           17,777.88                17,875.94               18,029.95
12/31/06           18,278.12                18,445.56               18,595.95
01/31/07           18,670.76                18,614.06               18,721.79
02/28/07           18,582.75                18,587.84               18,872.85
03/31/07           18,914.46                19,129.61               19,353.93
04/30/07           19,564.35                19,908.38               20,213.46
05/31/07           19,868.99                20,497.33               20,568.12
06/30/07           19,889.30                20,562.34               20,593.25
07/31/07           19,415.42                20,285.78               20,289.96
08/31/07           19,510.20                20,084.40               19,972.89
09/30/07           20,254.86                21,285.29               21,041.44
10/31/07           20,837.05                22,337.66               21,868.17
11/30/07           20,288.71                21,412.13               21,149.07
12/31/07           19,892.28                21,073.22               20,673.06
01/31/08           18,456.91                19,289.28               18,763.31
02/29/08           18,667.14                19,320.76               19,032.13
03/31/08           18,855.62                19,087.57               18,831.88
04/30/08           19,703.80                20,178.78               19,854.04
05/31/08           20,124.26                20,480.97               20,047.37
06/30/08           18,420.66                18,723.97               18,407.74
07/31/08           17,905.95                18,073.10               17,816.94
08/31/08           17,304.26                17,345.78               17,094.93
09/30/08           15,520.91                15,060.70               14,623.18
10/31/08           12,816.89                11,889.53               11,672.47
11/30/08           11,838.23                11,116.25               11,041.56
12/31/08           12,879.81                11,880.12               11,705.40
01/31/09           11,429.42                10,671.05               10,556.72
02/28/09           10,394.50                 9,691.87                9,473.67
03/31/09           11,195.24                10,411.57               10,074.07
04/30/09           12,169.72                11,700.53               11,363.96
05/31/09           13,620.12                13,286.42               12,708.39
06/30/09           13,408.60                13,081.01               12,636.11
07/31/09           14,889.21                14,397.88               13,789.80
08/31/09           15,387.79                14,918.73               14,539.39
09/30/09           16,211.19                15,670.85               15,096.08
10/31/09           15,939.24                15,240.42               14,907.44
11/30/09           16,619.11                15,796.87               15,205.92
12/31/09           17,057.30                16,073.29               15,424.92
01/31/10           16,179.24                15,296.93               14,745.34
02/28/10           16,179.24                15,377.93               14,644.25
03/31/10           17,187.10                16,376.24               15,558.39
04/30/10           16,904.59                16,189.04               15,276.87
05/31/10           15,041.58                14,512.06               13,548.82
06/30/10           15,041.58                14,323.08               13,384.28
07/31/10           16,438.84                15,626.58               14,653.49
08/31/10           15,828.01                15,101.00               14,198.52
09/30/10           17,461.97                16,611.12               15,589.79
10/31/10           18,187.33                17,218.65               16,153.01
11/30/10           17,377.98                16,588.44               15,375.33
12/31/10           18,740.92                17,846.63               16,620.36
01/31/11           18,933.57                18,107.10               17,012.55
02/28/11           19,426.75                18,617.22               17,573.49
03/31/11           19,311.16                18,433.95               17,179.63
04/30/11           20,759.88                19,408.47               18,206.53
05/31/11           20,258.99                18,843.65               17,668.62
06/30/11           20,004.70                18,513.19               17,447.39
07/31/11           19,704.16                18,174.56               17,169.94
08/31/11           17,931.79                16,569.42               15,619.66
09/30/11           15,943.65                14,630.54               14,131.30
10/31/11           17,762.26                16,119.05               15,493.86
11/30/11           17,284.49                15,660.68               14,742.21
12/31/11           16,902.90                15,261.96               14,602.45
01/31/12           17,942.72                16,279.23               15,381.43
02/29/12           18,927.81                17,187.01               16,263.98
03/31/12           19,263.99                17,178.83               16,188.41
04/30/12           18,966.90                16,886.82               15,871.54
05/31/12           16,879.45                15,141.44               14,049.29
06/30/12           17,919.26                15,998.43               15,034.30
07/31/12           18,013.08                16,157.13               15,204.80
08/31/12           18,458.72                16,622.65               15,613.14
09/30/12           19,029.44                17,131.69               16,075.00
10/31/12           19,224.90                17,250.63               16,208.78
11/30/12           19,733.08                17,625.87               16,600.47
12/31/12           20,632.77                18,269.19               17,131.16
01/31/13           21,321.59                19,017.81               18,034.79
02/28/13           21,202.82                18,784.50               17,863.73
03/31/13           21,266.16                18,973.10               18,013.53
04/30/13           21,717.46                19,671.88               18,948.85
05/31/13           21,598.69                19,482.71               18,491.28
06/30/13           20,933.63                18,867.23               17,834.32
07/31/13           22,129.16                19,907.29               18,775.43
08/31/13           21,646.20                19,551.55               18,527.06
09/30/13           23,079.25                20,885.45               19,896.72
10/31/13           23,649.30                21,550.06               20,565.73
11/30/13           23,989.74                21,758.84               20,723.22

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIIFX)


--------------------------------------------------------------------------------
                                       11/30/13                     5/31/13
--------------------------------------------------------------------------------

Net Assets                         $1,587.5 Million            $1,235.7 Million
Net Asset Value Per Share              $30.25                      $27.23


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*       1 Year       5 Years       Since Inception 8/01/08

        11.13%             21.75%        15.50%                6.24%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                   5 Years                   Since Inception 8/01/08

   18.25%                    13.92%                            6.44%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                      1.02%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA INTERNATIONAL FUND     LIPPER INTERNATIONAL
               INSTITUTIONAL SHARES           FUNDS INDEX         MSCI EAFE INDEX
07/31/08            $10,000.00                $10,000.00             $10,000.00
08/31/08              9,823.05                  9,597.57               9,594.76
09/30/08              8,810.70                  8,333.22               8,207.46
10/31/08              7,275.72                  6,578.58               6,551.33
11/30/08              6,720.16                  6,150.72               6,197.23
12/31/08              7,311.08                  6,573.37               6,569.82
01/31/09              6,494.44                  5,904.38               5,925.10
02/28/09              5,909.89                  5,362.59               5,317.23
03/31/09              6,369.79                  5,760.81               5,654.21
04/30/09              6,924.25                  6,474.00               6,378.18
05/31/09              7,753.78                  7,351.49               7,132.76
06/30/09              7,633.44                  7,237.83               7,092.19
07/31/09              8,480.16                  7,966.47               7,739.72
08/31/09              8,763.84                  8,254.66               8,160.43
09/30/09              9,240.93                  8,670.81               8,472.88
10/31/09              9,086.19                  8,432.65               8,367.01
11/30/09              9,477.32                  8,740.54               8,534.53
12/31/09              9,730.40                  8,893.49               8,657.45
01/31/10              9,229.06                  8,463.92               8,276.03
02/28/10              9,233.42                  8,508.74               8,219.29
03/31/10              9,813.23                  9,061.11               8,732.36
04/30/10              9,651.93                  8,957.53               8,574.36
05/31/10              8,592.57                  8,029.65               7,604.46
06/30/10              8,596.93                  7,925.08               7,512.11
07/31/10              9,399.08                  8,646.32               8,224.47
08/31/10              9,050.32                  8,355.51               7,969.11
09/30/10              9,987.61                  9,191.07               8,749.98
10/31/10             10,406.13                  9,527.22               9,066.10
11/30/10              9,948.38                  9,178.53               8,629.62
12/31/10             10,725.11                  9,874.69               9,328.41
01/31/11             10,839.87                 10,018.81               9,548.53
02/28/11             11,126.75                 10,301.06               9,863.36
03/31/11             11,060.55                 10,199.66               9,642.31
04/30/11             11,890.31                 10,738.87              10,218.67
05/31/11             11,612.25                 10,426.35               9,916.76
06/30/11             11,466.60                 10,243.50               9,792.59
07/31/11             11,298.89                 10,056.14               9,636.86
08/31/11             10,283.75                  9,168.00               8,766.75
09/30/11              9,145.04                  8,095.20               7,931.39
10/31/11             10,191.06                  8,918.81               8,696.14
11/30/11              9,913.01                  8,665.19               8,274.27
12/31/11              9,699.46                  8,444.57               8,195.83
01/31/12             10,296.70                  9,007.43               8,633.04
02/29/12             10,866.99                  9,509.72               9,128.38
03/31/12             11,055.59                  9,505.19               9,085.97
04/30/12             10,889.44                  9,343.62               8,908.12
05/31/12              9,694.97                  8,377.89               7,885.35
06/30/12             10,292.21                  8,852.07               8,438.21
07/31/12             10,350.58                  8,939.88               8,533.91
08/31/12             10,606.54                  9,197.45               8,763.09
09/30/12             10,934.35                  9,479.11               9,022.31
10/31/12             11,046.61                  9,544.92               9,097.40
11/30/12             11,342.98                  9,752.54               9,317.24
12/31/12             11,860.99                 10,108.50               9,615.10
01/31/13             12,262.74                 10,522.72              10,122.28
02/28/13             12,194.26                 10,393.62              10,026.26
03/31/13             12,235.35                 10,497.98              10,110.34
04/30/13             12,495.58                 10,884.62              10,635.30
05/31/13             12,427.10                 10,779.95              10,378.49
06/30/13             12,043.60                 10,439.40              10,009.75
07/31/13             12,737.55                 11,014.87              10,537.96
08/31/13             12,463.62                 10,818.04              10,398.57
09/30/13             13,285.40                 11,556.10              11,167.31
10/31/13             13,618.68                 11,923.83              11,542.80
11/30/13             13,810.42                 12,039.35              11,631.19

                                   [END CHART]

                      Data from 7/31/08 to 11/30/13.*

                      See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAIFX)

--------------------------------------------------------------------------------
                                      11/30/13                      5/31/13
--------------------------------------------------------------------------------
Net Assets                          $7.4 Million                 $6.6 Million
Net Asset Value Per Share              $30.10                       $27.17

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*              1 Year              Since Inception 8/01/10
        10.82%                    21.12%                      10.63%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
   17.59%                                                      10.83%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
   Before Reimbursement     1.68%               After Reimbursement     1.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.55% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  USAA INTERNATIONAL     LIPPER INTERNATIONAL
             MSCI EAFE INDEX     FUND ADVISER SHARES          FUNDS INDEX
07/31/10        $10,000.00            $10,000.00              $10,000.00
08/31/10          9,689.52              9,345.96                9,663.67
09/30/10         10,638.96             10,311.23               10,630.04
10/31/10         11,023.33             10,735.23               11,018.82
11/30/10         10,492.61             10,257.10               10,615.53
12/31/10         11,342.26             11,055.63               11,420.69
01/31/11         11,609.90             11,164.83               11,587.38
02/28/11         11,992.70             11,456.00               11,913.82
03/31/11         11,723.92             11,383.21               11,796.54
04/30/11         12,424.71             12,229.44               12,420.17
05/31/11         12,057.62             11,933.72               12,058.72
06/30/11         11,906.65             11,783.58               11,847.24
07/31/11         11,717.31             11,597.04               11,630.55
08/31/11         10,659.35             10,555.17               10,603.36
09/30/11          9,643.65              9,381.37                9,362.60
10/31/11         10,573.50             10,445.98               10,315.16
11/30/11         10,060.55             10,159.35               10,021.82
12/31/11          9,965.17              9,936.22                9,766.67
01/31/12         10,496.77             10,543.43               10,417.66
02/29/12         11,099.05             11,123.04               10,998.58
03/31/12         11,047.48             11,311.65               10,993.34
04/30/12         10,831.24             11,136.85               10,806.48
05/31/12          9,587.68              9,908.62                9,689.55
06/30/12         10,259.88             10,515.83               10,237.97
07/31/12         10,376.24             10,571.03               10,339.53
08/31/12         10,654.90             10,824.04               10,637.43
09/30/12         10,970.09             11,155.25               10,963.18
10/31/12         11,061.38             11,265.65               11,039.29
11/30/12         11,328.69             11,560.05               11,279.42
12/31/12         11,690.85             12,085.40               11,691.11
01/31/13         12,307.51             12,485.46               12,170.17
02/28/13         12,190.77             12,411.03               12,020.87
03/31/13         12,293.00             12,448.24               12,141.56
04/30/13         12,931.29             12,708.74               12,588.74
05/31/13         12,619.03             12,634.32               12,467.68
06/30/13         12,170.70             12,238.91               12,073.82
07/31/13         12,812.94             12,936.68               12,739.38
08/31/13         12,643.45             12,652.92               12,511.73
09/30/13         13,578.15             13,485.60               13,365.34
10/31/13         14,034.70             13,815.88               13,790.65
11/30/13         14,142.18             14,001.95               13,924.25

                                   [END CHART]

                      Data from 7/31/10 to 11/30/13.*

                      See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                              o TOP 10 INDUSTRIES o
                                 AS OF 11/30/13
                                (% of Net Assets)

Diversified Banks .......................................................  11.7%
Pharmaceuticals .........................................................   8.5%
Packaged Foods & Meat ...................................................   5.4%
Industrial Gases ........................................................   4.5%
Restaurants .............................................................   3.7%
Distillers & Vintners ...................................................   3.5%
Electrical Components & Equipment .......................................   3.4%
Specialty Chemicals .....................................................   3.0%
Auto Parts & Equipment ..................................................   2.8%
Human Resource & Employment Services ....................................   2.8%

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Bayer AG .................................................................  4.1%
Nestle S.A. ..............................................................  3.4%
HSBC Holdings plc ........................................................  2.9%
WPP plc ..................................................................  2.6%
Honda Motor Co. Ltd. .....................................................  2.5%
Compass Group plc ........................................................  2.5%
Linde AG .................................................................  2.4%
Standard Chartered plc ...................................................  2.3%
Randstad Holding N.V. ....................................................  2.2%
Canadian National Railway Co. ............................................  2.2%

You will find a complete list of securities that the Fund owns on pages 14-19.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

                      o COUNTRY ALLOCATION -- 11/30/2013 o

                        [PIE CHART OF COUNTRY ALLOCATION]

UNITED KINGDOM                                                               21.1%
FRANCE                                                                       12.8%
JAPAN                                                                        12.6%
GERMANY                                                                      11.6%
SWITZERLAND                                                                  10.8%
NETHERLANDS                                                                   7.9%
OTHER*                                                                       23.0%

                                   [END CHART]

*Includes countries with less than 3% of the portfolio, and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (16.1%)
             ------------------------------
             ADVERTISING (2.6%)
 3,830,824   WPP plc                                                    $   84,686
                                                                        ----------
             APPAREL RETAIL (1.1%)
   840,930   Hennes & Mauritz AB "B"                                        35,640
                                                                        ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
   366,789   LVMH Moet Hennessy - Louis Vuitton S.A.                        69,152
                                                                        ----------
             AUTO PARTS & EQUIPMENT (2.8%)
   404,000   Delphi Automotive plc                                          23,654
 1,367,800   Denso Corp.                                                    68,494
                                                                        ----------
                                                                            92,148
                                                                        ----------
             AUTOMOBILE MANUFACTURERS (2.5%)
 1,996,900   Honda Motor Co. Ltd.                                           84,402
                                                                        ----------
             DISTRIBUTORS (1.3%)
31,308,800   Li & Fung Ltd.                                                 42,647
                                                                        ----------
             HOUSEHOLD APPLIANCES (0.0%)
     8,100   Rinnai Corp.                                                      612
                                                                        ----------
             RESTAURANTS (3.7%)
 5,597,780   Compass Group plc                                              84,360
   507,930   Yum! Brands, Inc.                                              39,456
                                                                        ----------
                                                                           123,816
                                                                        ----------
             Total Consumer Discretionary                                  533,103
                                                                        ----------
             CONSUMER STAPLES (16.1%)
             ------------------------
             BREWERS (2.1%)
   988,651   Heineken N.V.                                                  67,209
                                                                        ----------
             DISTILLERS & VINTNERS (3.5%)
 1,630,468   Diageo plc                                                     51,918
   556,289   Pernod Ricard S.A.                                             63,063
                                                                        ----------
                                                                           114,981
                                                                        ----------
             DRUG RETAIL (0.5%)
   317,520   Shoppers Drug Mart Corp.                                       17,449
                                                                        ----------

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             FOOD RETAIL (0.6%)
   272,900   Lawson, Inc.                                               $   20,006
                                                                        ----------
             HOUSEHOLD PRODUCTS (1.7%)
   699,040   Reckitt Benckiser Group plc                                    56,151
                                                                        ----------
             PACKAGED FOODS & MEAT (5.4%)
   918,044   DANONE S.A.                                                    66,713
 1,528,593   Nestle S.A.                                                   111,643
                                                                        ----------
                                                                           178,356
                                                                        ----------
             PERSONAL PRODUCTS (1.6%)
   530,076   Beiersdorf AG                                                  53,826
                                                                        ----------
             TOBACCO (0.7%)
   708,600   Japan Tobacco, Inc.                                            23,932
                                                                        ----------
             Total Consumer Staples                                        531,910
                                                                        ----------
             ENERGY (3.3%)
             -------------
             INTEGRATED OIL & GAS (1.6%)
 2,582,900   BG Group plc                                                   52,767
                                                                        ----------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
   776,815   Saipem S.p.A.                                                  17,437
                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
 3,323,000   INPEX Corp.                                                    38,535
                                                                        ----------
             Total Energy                                                  108,739
                                                                        ----------
             FINANCIALS (20.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
 1,012,550   Julius Baer Group Ltd.                                         47,455
                                                                        ----------
             DIVERSIFIED BANKS (11.7%)
 1,932,265   Banco Santander S.A.                                           17,179
12,299,796   Barclays plc                                                   54,683
 3,038,000   DBS Group Holdings Ltd.                                        41,593
 8,589,814   HSBC Holdings plc                                              95,845
 1,381,340   ICICI Bank Ltd. ADR                                            49,535
 2,125,539   Itau Unibanco Holding S.A. ADR                                 29,906
    27,125   Komercni Banka A.S.                                             6,229
   100,199   Sberbank of Russia ADR                                          1,248
 1,090,863   Sberbank of Russia ADR                                         13,592
 3,169,020   Standard Chartered plc                                         75,112
                                                                        ----------
                                                                           384,922
                                                                        ----------
             DIVERSIFIED CAPITAL MARKETS (1.9%)
 3,229,252   UBS AG                                                         61,564
                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (1.3%)
 8,416,600   AIA Group Ltd.                                             $   42,666
                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
 5,174,533   ING Groep N.V.*                                                67,204
                                                                        ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
 1,245,078   QBE Insurance Group Ltd.                                       17,736
                                                                        ----------
             REINSURANCE (1.0%)
   358,578   Swiss Re AG                                                    31,906
                                                                        ----------
             SPECIALIZED FINANCE (0.3%)
 2,192,600   BM&FBovespa S.A.                                               10,877
                                                                        ----------
             Total Financials                                              664,330
                                                                        ----------
             HEALTH CARE (9.3%)
             ------------------
             HEALTH CARE EQUIPMENT (0.8%)
   194,367   Sonova Holding AG                                              27,084
                                                                        ----------
             PHARMACEUTICALS (8.5%)
 1,009,709   Bayer AG                                                      134,730
   322,372   Merck KGaA                                                     55,937
   201,330   Roche Holding AG                                               56,130
   289,290   Valeant Pharmaceuticals International, Inc.*                   31,715
                                                                        ----------
                                                                           278,512
                                                                        ----------
             Total Health Care                                             305,596
                                                                        ----------
             INDUSTRIALS (11.3%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.4%)
   721,752   Legrand S.A.                                                   39,842
   854,509   Schneider Electric S.A.                                        72,348
                                                                        ----------
                                                                           112,190
                                                                        ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (2.8%)
 9,015,015   Hays plc                                                       18,292
 1,168,015   Randstad Holding N.V.                                          72,784
                                                                        ----------
                                                                            91,076
                                                                        ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
 1,735,280   Smiths Group plc                                               39,014
                                                                        ----------
             INDUSTRIAL MACHINERY (1.1%)
   221,200   FANUC Corp.                                                    37,225
                                                                        ----------
             MARINE (0.6%)
   151,925   Kuehne & Nagel International AG                                19,678
                                                                        ----------

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             RAILROADS (2.2%)
   645,442   Canadian National Railway Co.                              $   72,612
                                                                        ----------
             Total Industrials                                             371,795
                                                                        ----------
             INFORMATION TECHNOLOGY (11.1%)
             ------------------------------
             APPLICATION SOFTWARE (2.3%)
   144,637   Dassault Systemes S.A.                                         16,601
   719,812   SAP AG                                                         59,614
                                                                        ----------
                                                                            76,215
                                                                        ----------
             COMPUTER HARDWARE (0.3%)
   330,510   NCR Corp.*                                                     11,551
                                                                        ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
 1,441,603   Amadeus IT Holding S.A. "A"                                    53,996
                                                                        ----------
             ELECTRONIC COMPONENTS (2.5%)
 1,802,900   HOYA Corp.                                                     48,766
   619,900   Kyocera Corp.                                                  32,797
                                                                        ----------
                                                                            81,563
                                                                        ----------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
 9,858,826   Hon Hai Precision Industry Co. Ltd.                            25,985
                                                                        ----------
             OFFICE ELECTRONICS (0.5%)
   469,000   Canon, Inc.                                                    15,611
                                                                        ----------
             SEMICONDUCTORS (2.5%)
    22,911   Samsung Electronics Co. Ltd.                                   32,343
 2,928,643   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                51,925
                                                                        ----------
                                                                            84,268
                                                                        ----------
             SYSTEMS SOFTWARE (0.6%)
   295,017   Check Point Software Technologies Ltd.*                        18,250
                                                                        ----------
             Total Information Technology                                  367,439
                                                                        ----------
             MATERIALS (9.2%)
             ----------------
             DIVERSIFIED METALS & MINING (1.7%)
 1,096,070   Rio Tinto plc                                                  58,495
                                                                        ----------
             INDUSTRIAL GASES (4.5%)
   490,523   Air Liquide S.A.                                               68,385
   388,564   Linde AG                                                       79,356
                                                                        ----------
                                                                           147,741
                                                                        ----------
             SPECIALTY CHEMICALS (3.0%)
   692,188   AkzoNobel N.V.                                                 52,134

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
   801,800   Shin-Etsu Chemical Co. Ltd.                                $   46,334
                                                                        ----------
                                                                            98,468
                                                                        ----------
             Total Materials                                               304,704
                                                                        ----------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
16,280,000   China Unicom Hong Kong Ltd.                                    25,830
 4,187,650   Singapore Telecommunications Ltd.                              12,414
   467,000   Singapore Telecommunications Ltd.                               1,377
                                                                        ----------
                                                                            39,621
                                                                        ----------
             Total Telecommunication Services                               39,621
                                                                        ----------
             UTILITIES (0.8%)
             ----------------
             MULTI-UTILITIES (0.8%)
 1,163,684   Gaz de France S.A.                                             26,991
                                                                        ----------
             Total Utilities                                                26,991
                                                                        ----------
             Total Common Stocks (cost: $2,322,737)                      3,254,228
                                                                        ----------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
42,356,961   State Street Institutional Liquid Reserve Fund, 0.07%(a)       42,357
                                                                        ----------
             Total Money Market Instruments (cost: $42,357)                 42,357
                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,365,094)                       $3,296,585
                                                                        ==========

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                      $3,254,228                  $-              $-    $3,254,228

Money Market Instruments:
   Money Market Funds                     42,357                   -               -        42,357
--------------------------------------------------------------------------------------------------
Total                                 $3,296,585                  $-              $-    $3,296,585
--------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stocks with a fair value of $2,406,642,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,365,094)       $3,296,585
   Cash denominated in foreign currencies (identified cost of $1,960)         1,934
   Receivables:
      Capital shares sold                                                     1,825
      Dividends and interest                                                  3,888
      Securities sold                                                         1,089
                                                                         ----------
         Total assets                                                     3,305,321
                                                                         ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                 1,039
   Accrued management fees                                                    2,074
   Accrued transfer agent's fees                                                 43
   Other accrued expenses and payables                                          165
                                                                         ----------
         Total liabilities                                                    3,321
                                                                         ----------
            Net assets applicable to capital shares outstanding          $3,302,000
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $2,425,802
   Accumulated undistributed net investment income                           35,675
   Accumulated net realized loss on investments                             (90,986)
   Net unrealized appreciation of investments                               931,491
   Net unrealized appreciation of foreign currency translations                  18
                                                                         ----------
            Net assets applicable to capital shares outstanding          $3,302,000
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,707,093/56,345 shares outstanding)   $    30.30
                                                                         ==========
      Institutional Shares (net assets of $1,587,514/52,471
         shares outstanding)                                             $    30.26
                                                                         ==========
      Adviser Shares (net assets of $7,393/245 shares outstanding)       $    30.11
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,632)                  $ 23,670
   Interest                                                                   18
                                                                        --------
         Total income                                                     23,688
                                                                        --------
EXPENSES
   Management fees                                                        11,817
   Administration and servicing fees:
      Fund Shares                                                          1,191
      Institutional Shares                                                   718
      Adviser Shares                                                           5
   Transfer agent's fees:
      Fund Shares                                                          1,387
      Institutional Shares                                                   718
   Distribution and service fees (Note 6F):
      Adviser Shares                                                           9
   Custody and accounting fees:
      Fund Shares                                                            248
      Institutional Shares                                                   223
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                             41
      Institutional Shares                                                     5
   Shareholder reporting fees:
      Fund Shares                                                             23
      Institutional Shares                                                     5
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             22
      Institutional Shares                                                    12
      Adviser Shares                                                          14
   Professional fees                                                          77
   Other                                                                      20
                                                                        --------
         Total expenses                                                   16,543
   Expenses reimbursed:
      Adviser Shares                                                          (3)
                                                                        --------
         Net expenses                                                     16,540
                                                                        --------
NET INVESTMENT INCOME                                                      7,148
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         14,627
      Foreign currency transactions                                           (1)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        304,887
      Foreign currency translations                                          276
                                                                        --------
         Net realized and unrealized gain                                319,789
                                                                        --------
   Increase in net assets resulting from operations                     $326,937
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------

                                                            11/30/2013     5/31/2013
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $    7,148    $   34,596
   Net realized gain on investments                             14,627        21,276
   Net realized loss on foreign currency transactions               (1)         (539)
   Change in net unrealized appreciation/depreciation of:
      Investments                                              304,887       524,387
      Foreign currency translations                                276          (242)
                                                            ------------------------
      Increase in net assets resulting from operations         326,937       579,478
                                                            ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    -       (17,357)
      Institutional Shares                                           -       (18,569)
      Adviser Shares                                                 -           (73)
                                                            ------------------------
         Distributions to shareholders                               -       (35,999)
                                                            ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                  30,128      (444,672)
   Institutional Shares                                        193,606       616,664
   Adviser Shares                                                   36            40
                                                            ------------------------
      Total net increase in net assets from capital
         share transactions                                    223,770       172,032
                                                            ------------------------
   Capital contribution from USAA Transfer
      Agency Company                                                 -            25
                                                            ------------------------
   Net increase in net assets                                  550,707       715,536
NET ASSETS
   Beginning of period                                       2,751,293     2,035,757
                                                            ------------------------
   End of period                                            $3,302,000    $2,751,293
                                                            ========================
Accumulated undistributed net investment income:
   End of period                                            $   35,675    $   28,527
                                                            ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

      the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

      events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2013, the Adviser Shares incurred redemption fees of less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $8,000, which represents 4.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had a pre-enactment capital loss carryforward of $93,768,000, and a short-term post-enactment net capital loss carryforward of $7,356,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2019, as shown below. It is unlikely that the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
  EXPIRES                      BALANCE
-----------                  -----------
   2017                      $21,959,000
   2018                       59,595,000
   2019                       12,214,000
                             -----------
                  Total      $93,768,000
                             ===========

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $377,093,000 and $157,738,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $976,210,000 and $44,719,000, respectively, resulting in net unrealized appreciation of $931,491,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                 SIX-MONTH PERIOD ENDED           YEAR ENDED
                                    NOVEMBER 30, 2013            MAY 31, 2013
-----------------------------------------------------------------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                 --------------------------------------------------
FUND SHARES:
Shares sold                        4,927      $140,230       10,436      $ 265,610
Shares issued from
 reinvested dividends                  -*            -*         659         17,045
Shares redeemed                   (3,885)     (110,102)     (29,309)      (727,327)
                                  ------------------------------------------------
Net increase (decrease) from
 capital share transactions        1,042      $ 30,128      (18,214)     $(444,672)
                                  ================================================
INSTITUTIONAL SHARES:
Shares sold                        9,292      $256,285       27,583      $ 686,467
Shares issued from
 reinvested dividends                  -             -          720         18,569
Shares redeemed                   (2,205)      (62,679)      (3,444)       (88,372)
                                  ------------------------------------------------
Net increase from capital
 share transactions                7,087      $193,606       24,859      $ 616,664
                                  ================================================
ADVISER SHARES:
Shares sold                            4      $    126           12      $     311
Shares issued from
 reinvested dividends                  -             -            -*             3
Shares redeemed**                     (3)          (90)         (10)          (274)
                                  ------------------------------------------------
Net increase from capital
 share transactions                    1      $     36            2      $      40
                                  ================================================

 *Represents less than 500 shares or $500.
**Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
 1.00% to 4.00%                 0.04%
 4.01% to 7.00%                 0.05%
 7.01% and greater              0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

   numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $11,817,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $322,000, $126,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.02%, and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA International Fund and the USAA World Growth Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to MFS, of $4,593,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2013, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,191,000, $718,000, and $5,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Adviser Shares to 1.55% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Adviser Shares incurred reimbursable expenses of $3,000.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,387,000, $718,000, and less than $500, respectively.

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.4
USAA Target Retirement Income Fund                                      1.0
USAA Target Retirement 2020 Fund                                        2.6
USAA Target Retirement 2030 Fund                                        6.4
USAA Target Retirement 2040 Fund                                        7.9
USAA Target Retirement 2050 Fund                                        4.4
USAA Target Retirement 2060 Fund                                        0.1

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 240,000 shares which represents 97.7% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                          YEAR ENDED MAY 31,
                          ----------------------------------------------------------------------------------
                                2013            2013           2012         2011         2010           2009
                          ----------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    27.29      $    21.59     $    26.30   $    19.71   $    18.08     $    27.77
                          ----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .05             .32(a)         .35          .29          .21            .35
 Net realized and
  unrealized gain (loss)        2.96            5.71(a)       (4.76)        6.52         1.66          (9.35)
                          ----------------------------------------------------------------------------------
Total from investment
 operations                     3.01            6.03(a)       (4.41)        6.81         1.87          (9.00)
                          ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income             -            (.33)          (.30)        (.22)        (.24)          (.44)
 Realized capital gains            -               -              -            -            -           (.25)
                          ----------------------------------------------------------------------------------
Total distributions                -            (.33)          (.30)        (.22)        (.24)          (.69)
                          ----------------------------------------------------------------------------------
Net asset value at
 end of period            $    30.30      $    27.29     $    21.59   $    26.30   $    19.71     $    18.08
                          ==================================================================================
Total return (%)*              11.03           28.01         (16.71)       34.67        10.19(b)      (32.16)
Net assets at
 end of period (000)      $1,707,093      $1,509,000     $1,587,445   $1,840,770   $1,215,443     $1,048,966
Ratios to average
 net assets:**
 Expenses (%)(c)                1.16(d)         1.21           1.21         1.21         1.25(b)        1.31
 Net investment income (%)       .40(d)         1.27           1.56         1.37         1.09           1.89
Portfolio turnover (%)             5              20             17           25           20             22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $1,584,654,000.
(a) Calculated using average shares.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH                                                    PERIOD
                            PERIOD ENDED                                                   ENDED
                            NOVEMBER 30,               YEAR ENDED MAY 31,                 MAY 31
                          -----------------------------------------------------------------------
                                2013            2013         2012       2011       2010   2009***
                          -----------------------------------------------------------------------
Net asset value at
 beginning of period      $    27.23      $    21.59     $  26.32   $  19.72   $  18.09   $ 24.30
                          -----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .07             .42(a)       .45        .45        .41       .59
 Net realized and
  unrealized gain (loss)        2.96            5.65(a)     (4.82)      6.45       1.53     (6.07)
                          -----------------------------------------------------------------------
Total from investment
 operations                     3.03            6.07(a)     (4.37)      6.90       1.94     (5.48)
                          -----------------------------------------------------------------------
Less distributions from:
 Net investment income             -            (.43)        (.36)      (.30)      (.31)     (.48)
 Realized capital gains            -               -            -          -          -      (.25)
                          -----------------------------------------------------------------------
Total distributions                -            (.43)        (.36)      (.30)      (.31)     (.73)
                          -----------------------------------------------------------------------
Net asset value at
 end of period            $    30.26      $    27.23     $  21.59   $  26.32   $  19.72   $ 18.09
                          =======================================================================
Total return (%)*              11.13           28.23       (16.54)     35.13      10.57    (22.25)
Net assets at
 end of period (000)      $1,587,514      $1,235,652     $443,089   $385,203   $183,062   $58,059
Ratios to average
 net assets:**
 Expenses (%)(b)                1.01(c)         1.02          .99        .90        .87       .87(c)
 Expenses, excluding
  reimbursements (%)(b)         1.01(c)         1.02          .99        .91        .91       .91(c)
 Net investment
  income (%)                     .55(c)         1.65         1.94       1.91       1.95      4.46(c)
Portfolio turnover (%)             5              20           17         25         20        22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $1,434,285,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED                             PERIOD ENDED
                                      NOVEMBER 30,     YEAR ENDED MAY 31,         MAY 31,
                                      -----------------------------------------------------
                                          2013           2013        2012          2011***
                                      -----------------------------------------------------
Net asset value at
 beginning of period                    $27.17         $21.54      $26.24        $22.17
                                        -----------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                     .00(c)         .23         .28           .23
 Net realized and
  unrealized gain (loss)                  2.94           5.69       (4.75)         4.05
                                        -----------------------------------------------
Total from investment operations          2.94           5.92       (4.47)         4.28
                                        -----------------------------------------------
Less distributions from:
 Net investment income                       -           (.29)       (.23)         (.21)
                                        -----------------------------------------------
Total distributions                          -           (.29)       (.23)         (.21)
                                        -----------------------------------------------
Net asset value at end of period        $30.11         $27.17      $21.54        $26.24
                                        ===============================================
Total return (%)*                        10.82          27.56      (17.00)        19.38
Net assets at end of period (000)       $7,393         $6,641      $5,223        $6,361
Ratios to average net assets:**
 Expenses (%)(b)                          1.55(a)        1.55        1.55          1.55(a)
 Expenses, excluding
  reimbursements (%)(b)                   1.64(a)        1.68        1.76          1.90(a)
 Net investment income (%)                 .02(a)         .97        1.20          1.23(a)
Portfolio turnover (%)                       5             20          17            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $6,916,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING            ENDING             DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2013 -
                                   JUNE 1, 2013      NOVEMBER 30, 2013     NOVEMBER 30, 2013
                                  ----------------------------------------------------------
FUND SHARES
Actual                              $1,000.00           $1,110.30               $6.14

Hypothetical
 (5% return before expenses)         1,000.00            1,019.25                5.87

INSTITUTIONAL SHARES
Actual                               1,000.00            1,111.30                5.35

Hypothetical
 (5% return before expenses)         1,000.00            1,020.00                5.11

ADVISER SHARES
Actual                               1,000.00            1,108.20                8.19

Hypothetical
 (5% return before expenses)         1,000.00            1,017.30                7.84

* Expenses are equal to the annualized expense ratio of 1.16% for Fund Shares, 1.01% for Institutional Shares, and 1.55% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 11.03% for Fund Shares, 11.13% for Institutional Shares, and 10.82% for Adviser Shares for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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

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   23410-0114                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.